
[AIM LOGO APPEARS                       Dear Shareholder:
       HERE]
                                        The Cash Reserve Portfolio of Tax-Free Investments Co. (TFIC) benefited from stable
                        [PHOTO of       economic conditions during the six-month period ended September 30, 1995.
                    Charles T. Bauer,   For most of the reporting period, interest rates remained unchanged, with
      LETTER          Chairman of       the federal funds rate targeted at 6.00%. When economic growth slowed
                     the Board of       during the second quarter of 1995 to an annual rate of just 1.3%, the Federal
      TO OUR          the Fund,         Reserve Board turned recession fighter, easing short-term interest rates
                     APPEARS HERE]      by 0.25% at its July meeting.
SHAREHOLDERS                              In September testimony before Congress, Federal Reserve Chairman Alan Greenspan deemed this policy successful and offered the following optimistic assessment of the economy: "The
November 6, 1995    available statistical indicators for the current quarter are consistent with a firmer pace of economic growth."

                    YOUR INVESTMENT PORTFOLIO

                    During the reporting period, the TFIC Cash Reserve Portfolio maintained its strict investment discipline. The
                    Portfolio continues to hold a AAAm credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm rating is historical and is based on annual analysis of the
                    Portfolio's credit quality, composition, management, and weekly portfolio review. As with any money market fund, an investment in the Cash Reserve Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.
                      The 1994 bankruptcy of Orange County, California, has had little impact on short-term tax-free money markets, as issues continue to trade in their normal ranges. At this time, TFIC Cash Reserve Portfolio has chosen not to invest in the California market. The Fund invests only in securities rated "First Tier" as defined in Rule 2a-7 of the the Investment Company Act of 1940.
                      Given stable interest rates, portfolio managers lengthened the weighted average maturity of holdings. During
                    April, the first month of the reporting period, the portfolio's weighted maturity averaged 24.2 days. That figure was extended to 50.1 days as of September 30. For the Institutional Cash Reserve Shares, this strategy produced a 30-day average yield in September of 3.67%, out-performing similar funds tracked by IBC/Donoghue's
                    Money Fund Averages(TM), as shown in the chart on the following page. At the close of the reporting period, net assets of the Institutional Cash Reserve Shares of Cash Reserve Portfolio were $1.024 billion, up from $1.01 billion six months earlier.

                    OUTLOOK FOR THE FUTURE

                    As the reporting period ended, inflation seemed firmly under control and economic signals were generally encouraging. The Federal Reserve Board prepared a basically upbeat economic review in advance of its September
                    26 meeting, where it left the federal funds rate unchanged, saying that "sustained expansion at a moderate pace was seen as the most likely course for the economy." Such a relatively optimistic outlook allows the Cash
                    Reserve Portfolio to maintain a relatively long weighted average maturity that seeks to maximize available yield without sacrificing liquidity or exposing the Fund to additional net asset value risk.
                      We are pleased to send you this report concerning your Fund. AIM is committed to customer service and a money market investment philosophy that seeks to maximize current income while preserving capital and maintaining liquidity. As ever, we are ready to respond to your comments and to any questions. Please contact one of our representatives at 800-659-1005.

                    Respectfully submitted,


                    /s/ CHARLES T. BAUER
                    Charles T. Bauer
                    Chairman


                     AVERAGE MONTHLY YIELD COMPARISON(1)
                    TFIC INSTITUTIONAL CASH RESERVE SHARES
   vs. IBC/Donoghue's Tax-Free Money Fund Averages(TM) (Institutions Only) vs. IBC/Donoghue's All Tax-Free Money Fund Averages(TM)

              TFIC Institutional Cash            IBC Donoghue's Tax-Free                        IBC/Donoghue's
                  Reserve Shares(1)            Money Funds Averages(TM)(2)         All-Tax-Free Money Fund Averages (TM)(3)

 4/95                   3.95% Yield                       3.82% Yield                               3.59% Yield
 5/95                   4.14                              3.95                                      3.74
 6/95                   3.63                              3.54                                      3.32
 7/95                   3.41                              3.33                                      3.10
 8/95                   3.59                              3.44                                      3.22
 9/95                   3.67                              3.51                                      3.28


(1) Yields shown above are net of expenses.
(2) Average yield for all Tax-Free Money Funds (Institutions Only) category compiled by IBC Money Market Insight(TM).
(3) Average yield for all Tax-Free Money Funds category compiled by IBC Money Market Insight(TM).

TFIC Institutional Cash Reserves Shares' 7-day SEC yield as of
September 30, 1994 was 3.83%.

The monthly yields shown represent past performance. Future yields will fluctuate. Yields are average 30-day yields for the month-ends shown.

SCHEDULE OF INVESTMENTS

September 30, 1995
(Unaudited)


                                         RATING(a)     PAR
                                        S&P  MOODY'S  (000)      VALUE
ALABAMA - 2.89%

Birmingham (City of); General
 Obligation Series 1994-A Warrants
  4.40% 06/01/18(b)(c)                  A-1+ VMIG-1  $ 9,000 $    9,000,000
-------------------------------------------------------------------------------
BMC Special Care Facilities Financing
 Authority; Variable Rate Hospital
 Series 1985 C RB
  4.20% 12/01/30(b)(c)                  A-1    Aaa     2,175      2,175,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 City of McIntosh (CIBA-GEIGY Corp.
 Project); Variable Rate Series 1985 A
 PCR
  4.40% 12/01/03(b)(c)                  A-1+   --      1,500      1,500,000
-------------------------------------------------------------------------------
Jefferson (County of); Sewer Series
 1995-A Revenue Warrants
  4.45% 09/01/25(b)(c)                  A-1+ VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Marshall (County of); Special
 Obligation School Refunding Series
 1994 Warrants
  4.50% 02/01/12(b)(c)                  A-1+   --      2,925      2,925,000
-------------------------------------------------------------------------------
                                                                 30,600,000
-------------------------------------------------------------------------------

ALASKA - 3.10%

Alaska Housing Finance Corp.; General
 Mortgage Series 1991 C RB
  4.35% 06/01/26(b)                     A-1+ VMIG-1   32,800     32,800,000
-------------------------------------------------------------------------------

ARIZONA - 1.45%

Chandler (City of) Industrial
 Development Authority (Southpark
 Apartment Project); Multifamily
 Housing Series 1989 RB
  4.35% 12/01/02(b)(c)                  A-1+   --      3,775      3,775,000
-------------------------------------------------------------------------------
Maricopa County Pollution Control
 Corp. (Arizona Public Service Co.
 Palo Verde Project); Refunding PCR
  4.85% Series 1994 C 05/01/09(b)(c)    A-1+   P-1     1,000      1,000,000
-------------------------------------------------------------------------------
  4.45% Series 1994 E 05/01/29(b)(c)    A-1    P-1     2,900      2,900,000
-------------------------------------------------------------------------------
Phoenix (City of); Refunding Series
 1992 B GO
  5.05% 07/01/96                        AA+    Aa      1,035      1,045,151
-------------------------------------------------------------------------------
Phoenix (City of) Industrial
 Development Authority (Southwest
 Villages Project); Variable Rate
 Demand Multifamily Housing Series
 1985 A RB
  4.35% 12/01/06(b)(c)                  A-1+   --      4,400      4,400,000
-------------------------------------------------------------------------------
Tempe (City of) Industrial Development
 Authority (Elliot's Crossing
 Apartment Project); Variable Rate
 Demand Multifamily Housing Series
 1985 RB
  4.35% 10/01/08(b)(c)                  A-1+   --      2,250      2,250,000
-------------------------------------------------------------------------------
                                                                 15,370,151
-------------------------------------------------------------------------------


                                         RATING(a)     PAR
                                        S&P  MOODY'S  (000)      VALUE
ARKANSAS - 1.50%

Arkansas Hospital Equipment Finance
 Authority; Equipment Lease Series
 1985 RB
  4.25% 12/01/05(b)(c)                  A-1+   --    $ 1,800 $    1,800,000
-------------------------------------------------------------------------------
Fayetteville (City of) Public
 Facilities Board (Charter Vista
 Hospital); Adjustable Refunding
 Series 1987 RB
  4.60% 03/01/07(b)(c)                   --  VMIG-1    1,991      1,991,000
-------------------------------------------------------------------------------
Little Rock (City of) Health
 Facilities Board (Southwest
 Hospital); Hospital Series 1988 RB
  4.05% 10/01/18(b)(c)                  A-1+   Aaa     9,100      9,100,000
-------------------------------------------------------------------------------
University of Arkansas Board of
 Trustees (UAMS Campus); Various
 Facility Series 1994 RB
  4.35% 12/01/19(b)(c)                   --  VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
                                                                 15,891,000
-------------------------------------------------------------------------------

COLORADO - 2.55%

Colorado Health Facilities Authority
 (Boulder Community Hospital Project);
 Variable Rate Demand Hospital RB
  4.40% Series 1989 B 10/01/14(b)(c)    A-1+ VMIG-1    1,600      1,600,000
-------------------------------------------------------------------------------
  4.40% Series 1989 C 10/01/14(b)(c)    A-1+ VMIG-1    1,490      1,490,000
-------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (North Colorado Medical Center);
 Variable Rate Demand Hospital Series
 1990 RB
  4.40% 05/15/20(b)(c)                  A-1+ VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
Colorado Health Facilities Finance
 Authority (Sisters of Charity Health
 Facility); RB
  4.35% Series 1992 B 05/15/22(b)(d)    A-1+ VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------
  4.35% Series 1992 C 05/15/22(b)(d)    A-1+ VMIG-1    4,400      4,400,000
-------------------------------------------------------------------------------
Denver (City and County of) (Loretto
 Heights Apartments Project);
 Multifamily Housing Series 1985 RB
  4.25% 12/01/98(b)(c)                  A-1    --      8,300      8,300,000
-------------------------------------------------------------------------------
Pitkin (County of) (Centennial-Aspen
 Project); Multifamily Housing Series
 1984 RB
  4.35% 04/01/07(b)(c)                   --  VMIG-1    7,700      7,700,000
-------------------------------------------------------------------------------
                                                                 26,990,000
-------------------------------------------------------------------------------

DISTRICT OF COLUMBIA - 1.97%

District of Columbia (American
 Association for the Advancement of
 Science); Series 1995 RB
  4.45% 10/01/22(b)(c)                  A-1  VMIG-1   14,100     14,100,000
-------------------------------------------------------------------------------
District of Columbia (The American
 University Issue); Variable Rate
 Weekly Demand Series 1985 RB
  4.35% 10/01/15(b)(c)                   --  VMIG-1    3,800      3,800,000
-------------------------------------------------------------------------------


                                        RATING(a)     PAR
                                       S&P  MOODY'S  (000)      VALUE
District of Columbia - (continued)
District of Columbia (Columbia
 Hospital For Women); Variable Rate
 Demand Hospital Series 1988 A RB
  4.60% 07/01/20(b)(c)                 --   VMIG-1  $ 2,900 $    2,900,000
------------------------------------------------------------------------------
                                                                20,800,000
------------------------------------------------------------------------------

FLORIDA - 5.54%

Eagle Tax-Exempt Trust; Series
 950901 A Certificates of
 Participation
  4.49% 06/01/21(b)(d)(e)             A-1+c   --     12,700     12,700,000
------------------------------------------------------------------------------
Florida Local Government Finance
 Commission; Pooled Series A
 Commercial Paper Notes
  3.85% 10/31/95(c)                    A-1    P-1     4,546      4,546,000
------------------------------------------------------------------------------
  3.85% 01/12/96(c)                    A-1    P-1     2,500      2,500,000
------------------------------------------------------------------------------
Florida Municipal Power Agency;
 Initial Pooled Loan Program
 Series A RB
  4.00% 10/20/95(c)                    A-1    P-1     3,815      3,815,000
------------------------------------------------------------------------------
Hillsborough County Industrial
 Development Authority (Tampa
 Electric Co. Project); Refunding
 Series 1990 PCR
  4.50% 09/01/25(b)(d)                 AA-  VMIG-1    1,900      1,900,000
------------------------------------------------------------------------------
Jacksonville (City of); Series A
 Commercial Paper Notes
  3.70% 10/10/95                       A-1    P-1     7,300      7,300,000
------------------------------------------------------------------------------
Jacksonville (City of) Health
 Facility Authority (Baptist Health
 Properties Project); Series 1990 RB
  4.65% 06/01/20(b)(c)                 A-1    --      2,700      2,700,000
------------------------------------------------------------------------------
Jacksonville (City of) Health
 Facility Authority (Baptist Medical
 Center); Hospital RB
  4.60% 06/01/08(b)(c)                A-1+  VMIG-1    3,500      3,500,000
------------------------------------------------------------------------------
Lee (County of) Industrial
 Development Authority (Charter
 Glade Hospital Project); Adjustable
 Refunding Hospital Series 1988 RB
  4.60% 08/01/07(b)(c)                 --     Aa2     4,775      4,775,000
------------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative,
 Inc. Project); National Rural
 Utilities Cooperative Finance Corp.
 Guaranteed Floating/Fixed Rate PCR
  4.35% Pooled Series 1984H-1
   03/15/14(b)(c)                     A-1+    P-1     4,065      4,065,000
------------------------------------------------------------------------------
  4.35% Pooled Series 1984H-2
   03/15/14(b)(c)                     A-1+    P-1     1,700      1,700,000
------------------------------------------------------------------------------
  3.40% Series 1984D 12/15/95(c)(f)   A-1+    Aa3     4,100      4,100,000
------------------------------------------------------------------------------
University Athletic Association Inc.
 (University of Florida Stadium
 Project); Capital Improvement
 Adjustable Series 1990 RB
  4.50% 02/01/20(b)(c)                 --   VMIG-1    5,000      5,000,000
------------------------------------------------------------------------------
                                                                58,601,000
------------------------------------------------------------------------------


                                         RATING(a)     PAR
                                        S&P  MOODY'S  (000)      VALUE
GEORGIA - 1.91%

Decatur County Bianbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  4.40% 12/01/02(b)(c)                 A-1+    --    $ 3,500 $    3,500,000
-------------------------------------------------------------------------------
Development Authority of DeKalb
 County (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand
 Series 1985 IDR
  3.85% 03/01/05(b)(c)                  A-1    --      4,600      4,600,000
-------------------------------------------------------------------------------
Housing Authority of Clayton County
 (Kimberly Forest Apartments
 Project); Multifamily Housing
 Refunding Series 1990 B RB
  4.30% 01/01/21(b)(c)                 A-1+  VMIG-1    2,055      2,055,000
-------------------------------------------------------------------------------
Housing Authority of Cobb County
 (Terrell Mill II Associates, Ltd.
 Project); Multifamily Housing
 Refunding Series 1993 RB
  4.55% 12/01/05(b)(c)                  A-1    --     10,000     10,000,000
-------------------------------------------------------------------------------
                                                                 20,155,000
-------------------------------------------------------------------------------

IDAHO - 0.95%

Idaho (State of); Series 1995 TAN
  4.50% 06/27/96                       SP-1+  MIG-1   10,000     10,049,765
-------------------------------------------------------------------------------

ILLINOIS - 6.61%

Burbank (City of) (Service
 Merchandise Co. Inc. Project);
 Floating Rate Monthly Demand
 Industrial Building Series 1984 RB
  3.85% 09/15/24(b)(c)                 A-1+    --      3,600      3,600,000
-------------------------------------------------------------------------------
Cook (County of) Community College;
 Lease CTFS Series C RB
  6.90% 12/01/95(c)                     AAA    Aaa     3,775      3,791,194
-------------------------------------------------------------------------------
Cook (County of) (Catholic Charities
 Housing Development Corp. Project);
 Adjustable Demand Series 1988 A-1 RB
  4.35% 01/01/28(b)(c)                  --   VMIG-1    1,700      1,700,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East
 Peoria Partnership Project);
 Multifamily Housing Series 1983 RB
  4.775% 06/01/08(b)(c)                 --     Aa3     6,345      6,345,000
-------------------------------------------------------------------------------
Illinois (State of); Series 1986 GO
  5.50% 12/01/95                        AA-    A1      2,000      2,005,629
-------------------------------------------------------------------------------
Illinois (State of); Series August
 1995 RAN
  4.50% 05/10/96                       SP-1+  MIG-1    5,000      5,020,660
-------------------------------------------------------------------------------
Illinois (State of) Metropolitan Fair
 and Exposition Authority; Series
 1996 RB
  8.00% 06/01/96(f)(g)                  AAA    --      1,000      1,047,474
-------------------------------------------------------------------------------
Illinois Development Finance
 Authority (Institutional Gas
 Technology Project); Variable Rate
 Series 1993 RB
  4.45% 09/01/18(b)(c)                 A-1+    --      2,700      2,700,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Illinois - (continued)

Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Program); Variable Rate Demand
 Series 1995-1996 A RAN
  4.45% 06/28/96(b)(c)                      A-1+   --    $ 3,500 $    3,500,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Marriott Corp. Deerfield Project);
 Adjustable Tender Series 1984 IDR
  4.40% 11/01/14(b)(c)                       --    P-1     1,300      1,300,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Marriott Corp. Oakbrook Terrace
 Project); Adjustable Tender Series 1984
 IDR
  4.40% 12/01/14(b)(c)                       --    P-1     2,300      2,300,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Olin Corp.); Variable Rate Refunding RB
  4.55% Series 1993 A 06/01/04(b)(c)        A-1+   --      2,500      2,500,000
-------------------------------------------------------------------------------
  4.55% Series 1993 D 03/01/06(b)(c)        A-1+   --      2,050      2,050,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Aurora University Project);
 Variable/Fixed Rate Refunding Series 1989
 RB
  4.45% 01/01/09(b)(c)                      A-1+   --        800        800,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Highland Park Hospital); Adjustable Rate
 Series 1991 B RB
  4.00% 06/01/96(c)(f)                      A-1+ VMIG-1    8,000      8,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (South Suburban Hospital Project);
 Variable Rate Demand Series 1994 RB
  4.35% 02/15/14(b)(c)                      A-1+   --     12,500     12,500,000
-------------------------------------------------------------------------------
Marseilles (City of) (Kaiser Agricultural
 Chemicals Inc. Project); Variable Rate
 Demand Series 1985 IDR
  4.40% 01/01/98(b)(c)                      A-1+   --      4,650      4,650,000
-------------------------------------------------------------------------------
University of Illinois (University of
 Illinois Natural Gas Purchase Project);
 Series 1995 Certificates of Participation
  4.30% 04/01/96(c)                         AAA    Aaa     1,085      1,085,892
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project);
 Multi-Family Housing
 Series 1985 A RB
  4.40% 04/01/19(b)(c)                      A-1    --      1,400      1,400,000
-------------------------------------------------------------------------------
Village of Northbrook (Euromarket Designs,
 Inc. Project); Variable Rate Demand
 Refunding Series 1993 IDR
  4.45% 07/01/02(b)(c)                      A-1+   --      3,600      3,600,000
-------------------------------------------------------------------------------
                                                                     69,895,849
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
INDIANA - 1.27%

Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand
 Economic Development Series 1985 RB
  3.75% 07/01/10(b)(c)                    --   VMIG-1  $ 1,200 $    1,200,000
-----------------------------------------------------------------------------
Indianapolis (City of); Public
 Transportation Series 1995 C Local
 Public Improvement Bonds
  4.25% 01/11/96                         SP-1+   --      2,675      2,680,483
-----------------------------------------------------------------------------
Indianapolis (City of) (Jewish
 Community Campus Project); Variable
 Rate Economic Development RB
  4.50% 04/01/05(b)(c)                    --   VMIG-1    2,600      2,600,000
-----------------------------------------------------------------------------
Indiana Housing Finance Authority;
 Single Family Mortgage
 Series 1994 D RB
  3.90% 07/01/96(c)(f)                    --   VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------
Jasper (County of) (Northern Indiana
 Public Service Co. Project); Variable
 Rate Demand Refunding PCR
  4.00% Series 1988 C 10/19/95(c)(f)     A-1+  VMIG-1    1,000      1,000,000
-----------------------------------------------------------------------------
  4.50% Series 1994 C 04/01/19(b)(c)     A-1+  VMIG-1    2,900      2,900,000
-----------------------------------------------------------------------------
                                                                   13,380,483
-----------------------------------------------------------------------------

IOWA - 0.83%

Chariton (City of) (Hy-Vee Food Stores,
 Inc. Project); Refunding Series 1984
 IDR
  3.75% 11/01/04(b)(c)                   A-1+    --      1,162      1,162,000
-----------------------------------------------------------------------------
Iowa (State of) School Corporations;
 Series 1995-96 A Warrant Certificates
  4.75% 06/28/96(c)                      SP-1+  MIG-1    7,500      7,548,091
-----------------------------------------------------------------------------
                                                                    8,710,091
-----------------------------------------------------------------------------

KANSAS - 0.12%

Wellington (City of) Electric, Water
 and Sewer Utilities System;
 Series A RB
  9.40% 11/01/95(f)(g)                    AAA    --      1,200      1,217,052
-----------------------------------------------------------------------------

KENTUCKY - 2.27%

Jefferson (County of) (Louisville Gas &
 Electric Co. Project);
 Series 1993 A PCR
  3.90% 01/16/96(d)(f)                   A-1+  VMIG-1    2,000      2,000,000
-----------------------------------------------------------------------------
Mason County (East Kentucky Power
 Cooperative, Inc. Project); National
 Rural Utilities Cooperative Finance
 Corp. Guaranteed Floating/Fixed Rate
 PCR
  4.35% Pooled Series 1984 B-1
   10/15/14(b)(c)                        A-1+    Aa3    12,750     12,750,000
-----------------------------------------------------------------------------
  4.35% Pooled Series 1984 B-2
   10/15/14(b)(c)                        A-1+    Aa3     9,300      9,300,000
-----------------------------------------------------------------------------
                                                                   24,050,000
-----------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
LOUISIANA - 4.40%

Ascension (Parish of) (Shell Oil Co.
 Project); Refunding
 Series 1993 PCR
  4.85% 09/01/23(b)(d)                   A-1+    --    $11,000 $   11,000,000
-----------------------------------------------------------------------------
Calcasieu (Parish of) Industrial
 Development Authority (Olin Corp.);
 Refunding Series 1993 A RB
  4.55% 02/01/16(b)(c)                   A-1+    --      4,400      4,400,000
-----------------------------------------------------------------------------
Louisiana Offshore Terminal Authority
 (LOOP Inc. Project); Deepwater Port
 Refunding RB
  4.35% First Stage Series 1991 A
   09/01/08(b)(c)                        A-1+  VMIG-1   13,500     13,500,000
-----------------------------------------------------------------------------
  4.50% Series 1992 A 09/01/08(b)(c)     A-1+  VMIG-1    4,000      4,000,000
-----------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Greenbriar Hospital Inc. Project);
 Variable Rate Demand Series 1984 RB
  4.40% 11/01/14(b)(c)                    --     Aa2     2,100      2,100,000
-----------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Kenner Hotel Limited Partnership
 Project); Adjustable Tender Series
 1985 IDR
  4.60% 12/01/15(b)(c)                    --     P-1     1,000      1,000,000
-----------------------------------------------------------------------------
New Orleans International Airport
 Aviation Board; Refunding
 Series 1995 A RB
  4.35% 08/01/15(b)(c)                   A-1+  VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
Plaquemine Port Harbor & Terminal
 Authority (TECO Energy, Inc.); Marine
 Terminal Facility Refunding Series
 1985 D RB
  3.80% 12/06/95(d)(f)                    --     P-1     5,600      5,600,000
-----------------------------------------------------------------------------
                                                                   46,600,000
-----------------------------------------------------------------------------

MARYLAND - 0.33%

Prince George (County of) Housing
 Authority (Laurel-Oxford Associates
 Apartment Project); Mortgage Series
 1985 RB
  4.525% 10/01/07(b)(c)                   --   VMIG-1    3,500      3,500,000
-----------------------------------------------------------------------------

MASSACHUSETTS - 0.47%

Commonwealth of Massachusetts; Series
 1995 A GO
  4.25% 06/12/96                         SP-1   MIG-1    5,000      5,012,831
-----------------------------------------------------------------------------

MICHIGAN - 6.08%

Charter County of Wayne; Downriver
 Sewage Disposal System Adjustable Rate
 Series 1994 B Limited Tax GO
  3.90% 01/24/96(c)                       A-1  VMIG-1    8,170      8,170,000
-----------------------------------------------------------------------------
Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.75% 10/01/19(b)(c)                    --   VMIG-1    1,000      1,000,000
-----------------------------------------------------------------------------
Michigan Municipal Bond Authority;
 Series 1995 B RB
  4.50% 07/03/96                         SP-1+   --      4,000      4,020,331
-----------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Michigan - (continued)

Michigan State Hospital Finance
 Authority
 (Hospital Equipment Loan Program);
 Hospital RB
  4.55% Series 1993 12/01/23(b)(c)        --   VMIG-1  $ 2,500 $    2,500,000
-----------------------------------------------------------------------------
  4.45% Pooled Series 1994 A
   12/01/23(b)(c)                         --   VMIG-1    3,800      3,800,000
-----------------------------------------------------------------------------
  4.45% Pooled Series 1995 A
   12/01/23(b)(c)                         --   VMIG-1   15,000     15,000,000
-----------------------------------------------------------------------------
Michigan State Hospital Finance
 Authority (Mt. Clemens General
 Hospital); Refunding Series 1994 RB
  4.40% 08/15/15(b)(c)                    --   VMIG-1   12,100     12,100,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited
 Obligation
 Series 1985 RB
  3.75% 10/01/15(b)(c)                    --   VMIG-1    3,750      3,750,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (The Detroit
 Edison Co. PCB Project); Adjustable
 Rate Demand Limited Obligation
 Refunding
 Series 1995 CC RB
  4.30% 09/01/30(b)(c)                   A-1+    P-1     4,000      4,000,000
-----------------------------------------------------------------------------
University of Michigan; Adjustable Rate
 Demand Hospital Refunding Series 1992
 A RB
  4.50% 12/01/19(b)(d)                    --   VMIG-1    2,500      2,500,000
-----------------------------------------------------------------------------
Wayne County School District; State
 School Aid
 Series 1995 Limited Tax GO
  4.50% 05/01/96                         SP-1+   --      7,500      7,527,577
-----------------------------------------------------------------------------
                                                                   64,367,908
-----------------------------------------------------------------------------

MINNESOTA - 1.46%

Austin (City of) (Hy-Vee Foodstores
 Inc. Project); Commercial Development
 Series 1984 RB
  3.75% 12/01/04(b)(c)                   A-1+    --        900        900,000
-----------------------------------------------------------------------------
Mankato (City of) (Northern States
 Power Co. Project); Floating
 Collateralized Series 1985 PCR
  4.30% 03/01/11(b)(d)                    AA-    A1      2,900      2,900,000
-----------------------------------------------------------------------------
Red Wing (City of) Industrial
 Development Authority (Northern States
 Power Co.); Floating Rate
 Collateralized Series 1985 PCR
  4.30% 03/01/11(b)(d)                    AA-    A1      4,600      4,600,000
-----------------------------------------------------------------------------
University of Minnesota; Series A RB
  7.625% 02/01/96(g)                      AAA    --      5,815      6,004,392
-----------------------------------------------------------------------------
Western Minnesota Municipal Power
 Agency; Power Supply Refunding Series
 1985 A RB
  9.50% 01/01/96(g)                       AAA    Aaa     1,000      1,032,526
-----------------------------------------------------------------------------
                                                                   15,436,918
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
MISSISSIPPI - 0.75%

Mississippi (State of); Capital
 Improvement Series A GO
  5.50% 05/01/96                            AA-    Aa    $ 2,705 $    2,733,025
-------------------------------------------------------------------------------
State Environment Improvement & Energy
 Resources Authority (Union Electric Co.
 Project); Adjustable-Fixed Rate PCR
  4.00% Series 1984 A 06/01/96(c)(f)       A-1+    P-1     1,000      1,000,000
-------------------------------------------------------------------------------
  4.00% Series 1984 B 06/01/96(c)(f)       A-1+    P-1     4,250      4,250,000
-------------------------------------------------------------------------------
                                                                      7,983,025
-------------------------------------------------------------------------------

MISSOURI - 4.00%

Columbia (City of); Special Obligation
 Insurance Reserve
 Series 1988 A Bonds
  4.40% 06/01/08(b)(c)                      --   VMIG-1    2,800      2,800,000
-------------------------------------------------------------------------------
Independence (City of) (The Independence
 Ridge Apartment Project); Multi-Family
 Housing Series 1985 RB
  4.35% 12/01/15(b)(c)                     A-1+    --      6,000      6,000,000
-------------------------------------------------------------------------------
Kansas City (City of) Industrial
 Development Authority (The Lorcarno
 Multifamily Housing Project); Variable
 Rate Demand Multifamily Housing Series
 1985 RB
  4.35% 12/01/15(b)(c)                     A-1+    --      4,700      4,700,000
-------------------------------------------------------------------------------
Missouri Health & Educational Facilities
 Authority; School District Advance
 Refunding Program Series 1995 Notes
  4.50% 08/19/96                           SP-1+   --      6,840      6,871,805
-------------------------------------------------------------------------------
Missouri Health & Educational Facilities
 Authority (SSM Health Care Project);
 Health Facililies Tax-Exempt Insured
 Variable Rate Demand Series 1995 B RB
  4.20% 06/01/22(b)(c)                     A-1+    Aaa     5,000      5,000,000
-------------------------------------------------------------------------------
Missouri State Environmental Improvement
 & Energy Resource Authority (Associated
 Electric Cooperative, Inc. Project);
 Pooled Series 1993-M RB
  4.35% 12/15/03(b)(c)                      AA-  VMIG-1    3,080      3,080,000
-------------------------------------------------------------------------------
Saint Louis County Industrial Development
 Authority (Bonhomme Village Apartments
 Association Project); Variable Rate
 Demand Housing Series 1985 RB
  3.95% 10/01/07(b)(c)                      --   VMIG-1    6,900      6,900,000
-------------------------------------------------------------------------------
Saint Louis County Industrial Development
 Authority (Westport Station Project);
 Multifamily Housing Series 1991 A RB
  4.35% 07/15/06(b)(c)                     A-1+    --      2,000      2,000,000
-------------------------------------------------------------------------------
Saint Louis (City of); Series 1995 TRAN
  4.50% 06/20/96                           SP-1+  MIG-1    5,000      5,024,234
-------------------------------------------------------------------------------
                                                                     42,376,039
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
NEBRASKA - 0.59%

Buffalo (County of) (Franciscan
 Healthcare Corp.-Kearny Hospital);
 Hospital Series 1985 Bonds
  4.45% 01/01/16(b)(c)                      --   VMIG-1  $ 1,200 $    1,200,000
-------------------------------------------------------------------------------
Nebraska Public Power District; Series B
 Commercial Paper Notes
  3.85% 11/16/95                            A-1    P-1     5,000      5,000,000
-------------------------------------------------------------------------------
                                                                      6,200,000
-------------------------------------------------------------------------------

NEVADA - 0.33%

Director of Nevada State Department of
 Commerce (FMC Corp. Project); Series
 1985 IDR
  4.00% 09/15/96(c)(e)                      --   VMIG-1    3,500      3,500,000
-------------------------------------------------------------------------------

NEW HAMPSHIRE - 0.54%

Business Finance Authority for the State
 of New Hampshire (Connecticut Power &
 Light); Series 1993 A PCR
  4.40% 12/01/22(b)(c)                      --   VMIG-1    1,600      1,600,000
-------------------------------------------------------------------------------
New Hampshire Higher Educational and
 Health Facilities Authority (VHA of New
 England Capital Asset Financial
 Program); Variable Rate Hospital Series
 1985 F RB
  4.20% 12/01/25(b)(c)                      A-1    --      3,700      3,700,000
-------------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.65% 01/01/09(b)(c)                     A-1+    --        400        400,000
-------------------------------------------------------------------------------
                                                                      5,700,000
-------------------------------------------------------------------------------

NEW MEXICO - 1.97%

Albuquerque Airport; Adjustable Refunding
 Subordinated Lien
 Series 1995 RB
  4.30% 07/01/14(b)(c)                      --   VMIG-1   11,000     11,000,000
-------------------------------------------------------------------------------
Albuquerque (City of) Sisters of Charity
 Health Care System
 (St. Joseph's Healthcare System
 Project); Adjustable Rate Demand Issue
 1992 RB
  4.35% 05/15/22(b)(d)                     A-1+  VMIG-1    7,000      7,000,000
-------------------------------------------------------------------------------
Hurley (Town of) (Kennecott Santa Fe
 Corp. Project); Unit Priced Demand
 Adjustable Series 1985 PCR
  4.45% 12/01/15(b)(d)                      AA-    A1      2,800      2,800,000
-------------------------------------------------------------------------------
                                                                     20,800,000
-------------------------------------------------------------------------------

NEW YORK - 12.70%

Eagle Tax Exempt Trust; Class A
 Certificates of Participation(e)
  4.49% Series 1993 E 08/01/06(b)(d)       A-1+c   --     15,000     15,000,000
-------------------------------------------------------------------------------
  4.49% Series 943802 05/01/07(b)(c)       A-1+c   --     17,800     17,800,000
-------------------------------------------------------------------------------
  4.49% Series 943901 06/15/07(b)(c)       A-1c    --     14,500     14,500,000
-------------------------------------------------------------------------------


                                               RATING(a)    PAR
                                              S&P MOODY'S  (000)      VALUE
New York - (continued)

Eagle Tax Exempt Trust - (continued)
  4.49% Series 1993 F 08/01/07(b)(d)          A-1c    --   $20,500 $20,500,000
------------------------------------------------------------------------------
  4.49% Series 94C2102 06/01/14(b)(c)         A-1+c   --    12,300  12,300,000
------------------------------------------------------------------------------
  4.49% Series 1994 C-1 06/15/18(b)(g)        A-1+c   --    18,000  18,000,000
------------------------------------------------------------------------------
  4.49% Series 943207 07/01/29(b)(c)          A-1+c   --    14,200  14,200,000
------------------------------------------------------------------------------
Merrill Lynch Group - P-Float Program; Power
 Supply System
 Series 1993 A RB
  4.50% 01/01/16(b)(c)(e)                      --   VMIG-1   5,000   5,000,000
------------------------------------------------------------------------------
New York (City of); General Obligation
 Fiscal Series 1996 B RAN
  4.75% 06/28/96(c)                           SP-1  MIG-1    5,000   5,028,000
------------------------------------------------------------------------------
New York (City of); Variable Rate Demand GO
  4.45% Series 1995 F 02/15/16(b)(c)          A-1+  VMIG-1   7,500   7,500,000
------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
 Authority; Water and Sewer Series 1994 C RB
  4.60% 06/15/23(b)(c)                        A-1+  VMIG-1   2,100   2,100,000
------------------------------------------------------------------------------
New York State Thruway Authority; Series A
 RB
  4.20% 04/01/96(c)                            AAA   Aaa     1,000   1,000,845
------------------------------------------------------------------------------
Syracuse (City of) Industrial Development
 Authority (Syracuse University - Eggars
 Hall Project); Civic Facility Series 1993
 RB
  4.85% 03/01/23(b)(c)                        A-1+  VMIG-1   1,500   1,500,000
------------------------------------------------------------------------------
                                                                   134,428,845
------------------------------------------------------------------------------

NORTH CAROLINA - 0.72%

Alamance Industrial Facilities & Pollution
 Control Financing Authority (Science
 Manufacturing Inc. Project); Series 1985
 IDR
  4.85% 04/01/15(b)(c)                         --    P-1     4,400   4,400,000
------------------------------------------------------------------------------
Haywood Industrial Facilities & Pollution
 Control Authority (Champion International
 Corp. Project); Solid Waste RB
  4.35% 03/01/20(b)(c)                         --    P-1     2,200   2,200,000
------------------------------------------------------------------------------
New Hanover County Industrial Facilities and
 Pollution Control Financing Authority
 (Gang-Nail Systems, Inc. Project);
 Series 1984 IDR
  4.45% 12/01/99(b)(c)                         --    P-1     1,000   1,000,000
------------------------------------------------------------------------------
                                                                     7,600,000
------------------------------------------------------------------------------

OHIO - 1.86%

Cleveland (City of) Ohio School District;
 Series 1995 RAN
  4.50% 06/01/96(c)                            AAA   Aaa     5,044   5,030,855
------------------------------------------------------------------------------
Cuyahoga (County of) (S&R Playhouse Realty
 Co.); Adjustable Rate Demand Series 1984
 IDR
  3.85% 12/01/09(b)(c)                         --   MIG-1      670     670,000
------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Ohio - (continued)

Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  4.65% 11/01/14(b)(c)                      --     P-1   $ 9,000 $    9,000,000
-------------------------------------------------------------------------------
Ohio Air Quality Development Authority
 (The Cincinnati Gas & Electric Co.
 Project); Air Quality Development
 Refunding Series 1995 A RB
  4.50% 09/01/30(b)(c)                      --   VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.55% 12/01/15(b)(c)                      --   VMIG-1      980        980,000
-------------------------------------------------------------------------------
                                                                     19,680,855
-------------------------------------------------------------------------------

OREGON - 2.29%

Klamath Falls (City of) (Salt Caves
 Hydroelectric Project); Fixed Adjustable
 Rate Electric Series 1986 B RB
  4.40% 05/01/96(f)(g)                     SP-1+   --     12,050     12,050,000
-------------------------------------------------------------------------------
Multnomah County School District No. 1J;
 Series 1995 TRAN
  4.75% 05/30/96                           SP-1+  MIG-1    5,000      5,033,623
-------------------------------------------------------------------------------
Portland (City of) (South Park Block
 Project); Multifamily Housing Refunding
 Series 1988 A RB
  4.40% 12/01/11(b)(c)                     A-1+    --      4,900      4,900,000
-------------------------------------------------------------------------------
Saint Helens (Port of) (Portland General
 Electric Co. Project); Refunding Series
 1985 B PCR
  4.45% 06/01/10(b)(c)                     A-1+  VMIG-1    2,300      2,300,000
-------------------------------------------------------------------------------
                                                                     24,283,623
-------------------------------------------------------------------------------

PENNSYLVANIA - 1.07%

Beaver County Industrial Development
 Authority (Duquesne Light Co. Project);
 Refunding Series 1994 PCR
  4.50% 10/10/95(g)                         --     Aa1     2,000      2,000,000
-------------------------------------------------------------------------------
Beaver County Industrial Development
 Authority (Ohio Edison Co.); Series A
 PCR
  3.45% 10/01/95(c)                        A-1+    P-1     1,500      1,499,950
-------------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Limited Obligation
 Series 1985 RB
  4.375% 04/01/15(b)(c)                     --     Aa3     1,000      1,000,000
-------------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Scott Paper Co. Project);
 Variable Rate Demand Solid Waste Series
 1984 D RB
  4.40% 12/01/18(b)(c)                     A-1+    --        400        400,000
-------------------------------------------------------------------------------
Quakertown Hospital Authority (HPF
 Group); Variable Rate
 Series 1985 A RB
  4.35% 07/01/05(b)(c)                      --   VMIG-1    1,800      1,800,000
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Pennsylvania - (continued)

Schuykill County Industrial Development
 Authority (Gilberton Power Project);
 Variable Rate Resource Recovery Series
 1985 RB
  4.45% 12/01/02(b)(c)                    A-1    --    $ 2,300 $    2,300,000
-----------------------------------------------------------------------------
Wilkes-Barre (City of) Industrial
 Development Authority (Toys "R"
 Us/Penn Inc. Project); Economic
 Development Series 1984 RB
  4.125% 07/01/14(b)(c)                   --     A1      2,300      2,300,000
-----------------------------------------------------------------------------
                                                                   11,299,950
-----------------------------------------------------------------------------

SOUTH CAROLINA - 4.31%

Florence (County of) (Stone Container
 Corp.); Variable Rate
 Series 1984 IDR
  4.00% 02/01/07(b)(c)                   A-1+    --     15,000     15,000,000
-----------------------------------------------------------------------------
Goldman Sachs Co., Inc.; Tender Option
 Series 1995 F Certificates
  4.55% 06/16/14(b)(c)(e)                A-1+c   --     12,500     12,500,000
-----------------------------------------------------------------------------
Horry (County of) (Carolina Treatment
 Center); Variable Rate Demand Series
 1984 RB
  4.40% 12/01/14(b)(c)                    --     Aa2       600        600,000
-----------------------------------------------------------------------------
Lexington (County of) (Charter Rivers
 Hospital); Adjustable Rate Refinancing
 Series 1987 RB
  4.60% 06/01/07(b)(c)                    --   VMIG-1    2,300      2,300,000
-----------------------------------------------------------------------------
South Carolina (State of); Capital
 Improvement Series B GO
  6.80% 03/01/96                          AA+    Aaa     1,500      1,520,709
-----------------------------------------------------------------------------
York (County of) (North Carolina
 Electric Membership Corp.); PCR
  3.75% Pooled Series 1984 N-3
   03/15/96(g)                           A-1+  VMIG-1    6,400      6,400,000
-----------------------------------------------------------------------------
  4.35% Pooled Series 1984 N-2
   09/15/14(b)(c)                        A-1+    P-1     1,750      1,750,000
-----------------------------------------------------------------------------
York (County of) (Saluda River Electric
 Cooperative, Inc. Project); Pooled
 Series 1984-E1 RB
  3.80% 02/15/96(g)                       --    MIG-1    5,555      5,555,000
-----------------------------------------------------------------------------
                                                                   45,625,709
-----------------------------------------------------------------------------

TENNESSEE - 8.00%

Health and Educational Board of the
 Metropolitan Government of Nashville
 and Davidson County (Baptist
 Hospital); Hospital
 Series 1992 RB
  4.15% 10/26/95(d)(g)                   A-1c  VMIG-1    8,000      8,000,000
-----------------------------------------------------------------------------
Health, Educational and Housing
 Facility Board of Shelby County
 (Rhodes College); Variable Rate Demand
 Educational Facilities Series 1985 RB
  3.90% 08/10/10(b)(c)                   A-1+    --      2,195      2,195,000
-----------------------------------------------------------------------------
Industrial Development Board of the
 City of Franklin (The Landings
 Project); Variable Rate Demand
 Multifamily Housing
 Series 1985 Class A RB
  4.35% 12/01/06(b)(c)                   A-1+    --      2,000      2,000,000
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)

Industrial Development Board of the City
 of Knoxville (Toys "R" Us Inc., Project);
 Series 1984 IDR
  4.65% 05/01/14(b)(c)                       --    A1    $ 1,150 $    1,150,000
-------------------------------------------------------------------------------
Industrial Development Board of the County
 of Bradley (Olin Corp.); Refunding Series
 1993 C RB
  4.55% 11/01/17(b)(c)                      A-1+   --      4,600      4,600,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Centre Square II, Ltd.
 Project); Floating Rate Monthly Demand
 Series 1984 IDR
  3.90% 12/01/14(b)(c)                      A-1+   --      5,400      5,400,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Professional Plaza, Ltd.
 Project); Floating Rate Monthly Demand
 Series 1984 IDR
  3.90% 12/01/14(b)(c)                      A-1+   --      2,900      2,900,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Old Kingston Properties);
 Floating Rate Industrial Series 1984 RB
  3.90% 12/01/14(b)(c)                      A-1+   --      3,500      3,500,000
-------------------------------------------------------------------------------
Knox County Industrial Development
 Authority (Weisgarber Partners); Floating
 Rate Series 1984 IDR
  3.90% 12/01/14(b)(c)                      A-1+   --        700        700,000
-------------------------------------------------------------------------------
Metro Nashville Airport Authority;
 Adjustable Rate Refunding
 Series 1993 RB
  4.20% 07/01/19(b)(c)                      A-1+ VMIG-1    1,900      1,900,000
-------------------------------------------------------------------------------
Nashville and Davidson (County of)
 Industrial Development Board
 of Metro Government (Amberwood, Ltd.
 Project); Multifamily Housing RB
  4.64% Series 1993 A 07/01/13(b)(c)         --  VMIG-1    2,450      2,450,000
-------------------------------------------------------------------------------
  4.64% Series 1993 B 07/01/13(b)(c)         --  VMIG-1    2,065      2,065,000
-------------------------------------------------------------------------------
Tennessee (State of); General Obligation
 BAN
  4.25% Series 1994 A 05/01/96(b)           A-1+ VMIG-1      200        200,000
-------------------------------------------------------------------------------
  4.25% Series 1995 A 05/01/96(b)           A-1+ VMIG-1   11,000     11,000,000
-------------------------------------------------------------------------------
  4.25% Series 1994 B 05/01/96(b)           A-1+ VMIG-1    2,000      2,000,000
-------------------------------------------------------------------------------
Tennessee Higher Educational Facilities;
 Variable Rate
 Series 1993 B BAN
  4.25% 03/01/98(b)(d)                      A-1+ VMIG-1    1,400      1,400,000
-------------------------------------------------------------------------------


                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)

Tennessee Local Development Authority;
 State Loan Programs Revenue Series 1995
 A BAN
  4.75% 05/31/96                          SP-1+  MIG-1  $15,000 $   15,073,731
------------------------------------------------------------------------------
Tennessee State School Bond Authority;
 Higher Educational Facilities BAN
  4.25% Series 1993 A 03/01/98(b)(d)      A-1+  VMIG-1    5,875      5,875,000
------------------------------------------------------------------------------
  4.25% Series 1995 A 03/01/98(b)(d)      A-1+  VMIG-1    4,525      4,525,000
------------------------------------------------------------------------------
  4.25% Series 1995 B 03/01/98(b)(d)      A-1+  VMIG-1    7,750      7,750,000
------------------------------------------------------------------------------
                                                                    84,683,731
------------------------------------------------------------------------------

TEXAS - 10.07%

Angelina & Neches River Authority
 Industrial Development Corp.
 (Temple - Inland Marine); Solid Waste
 Disposal RB
  4.85% Series 1984 B 05/01/14(b)(c)       --     P-1     5,200      5,200,000
------------------------------------------------------------------------------
  4.85% Series 1984 D 05/01/14(b)(c)       --     P-1     7,800      7,800,000
------------------------------------------------------------------------------
  4.85% Series 1984 E 05/01/14(b)(c)       --     P-1     2,400      2,400,000
------------------------------------------------------------------------------
Brazos River Harbor Navigation District
 of Brazoria County
 (Hoffman-La Roche Inc. Project); Series
 1985 RB
  4.25% 04/01/02(b)(c)                     --     A1      2,750      2,750,000
------------------------------------------------------------------------------
Brownsville (City of); Utility System
 Series A Commercial Paper Notes
  3.70% 11/20/95(c)                       A-1+    P-1     1,500      1,500,000
------------------------------------------------------------------------------
Dallas-Fort Worth International Airport
 Board; Commercial Paper Notes
  3.85% 10/18/95(c)(f)                     --   VMIG-1    4,000      4,000,000
------------------------------------------------------------------------------
Fort Worth (City of) Water and Sewer
 System; Tax Exempt
 Series A Commercial Paper
  3.90% 12/08/95                          A-1+    P-1     5,000      5,000,000
------------------------------------------------------------------------------
Galveston, Texas Industrial Development
 Corp. (Mitchell Interests Project);
 Industrial Refunding Series 1993 RB
  4.35% 06/01/09(b)(c)                    A-1+    --      2,600      2,600,000
------------------------------------------------------------------------------
Harris County Health Development Corp.
 (The Methodist Hospital); Hospital
 Series 1994 RB
  4.85% 12/01/25(b)(d)                    A-1+    --     21,900     21,900,000
------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 RB
  4.50% 04/01/17(b)(c)                     A-1    --      3,650      3,650,000
------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (St. Luke's Episcopal
 Hospital Project); Hospital Series 1985
 C RB
  4.85% 02/15/16(b)(d)                    A-1+    --      3,200      3,200,000
------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Texas Medical Center
 Project); Series 1992 RB
  4.80% 02/15/22(b)(c)                     A-1  VMIG-1    1,300      1,300,000
------------------------------------------------------------------------------
Hockley County Industrial Development
 Corp. (Amoco Project); Adjustable-Rate
 Series 1983 PCR
  3.65% 03/01/96(d)(f)                    A-1+    --      5,700      5,696,477
------------------------------------------------------------------------------


                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
Texas - (continued)

Houston (City of); Senior Lien Hotel
 Occupancy Tax Refunding
 Series 1995 RB
  5.00% 07/01/96(c)                        AAA    Aaa   $   650 $      655,194
------------------------------------------------------------------------------
Hunt (County of) Texas Health Facilities
 Development Corp. (Universal Health
 Services of Greenville); Series 1985 RB
  4.40% 10/01/15(b)(c)                    A-1+    --      2,000      2,000,000
------------------------------------------------------------------------------
Lower Colorado River Authority; Series B
 Commercial Paper Notes
  3.90% 10/11/95                          A-1+    P-1     2,000      2,000,000
------------------------------------------------------------------------------
  3.80% 11/16/95                          A-1+    P-1     7,000      7,000,000
------------------------------------------------------------------------------
Lubbock Health Facilities Development
 Corp. (St. Joseph's Health System);
 Refunding Series 1985 A RB
  4.50% 07/01/13(b)(d)                    A-1+  VMIG-1    1,300      1,300,000
------------------------------------------------------------------------------
North Central Texas Health Development
 Corp. (Methodist Hospital of Dallas);
 Hospital Series 1985 B RB
  4.85% 10/01/15(b)(c)                     A-1    Aaa     2,600      2,600,000
------------------------------------------------------------------------------
Nueces County Health Facilities
 Development Corp. (Driscoll Childrens
 Hospital); Floating Rate Demand
 Hospital Series 1985 RB
  4.35% 07/01/15(b)(c)                     --   VMIG-1    2,570      2,570,000
------------------------------------------------------------------------------
Tarrant (County of) Texas Housing
 Finance Corp. (Amherst Associates
 Project); Multifamily Housing Series
 1995 RB
  4.30% 12/01/07(b)(c)                     --   VMIG-1    3,220      3,220,000
------------------------------------------------------------------------------
Texas (State of); Series 1995 A TRAN
  4.75% 08/30/96                          SP-1+  MIG-1   15,000     15,095,563
------------------------------------------------------------------------------
Texas Public Finance Authority; Series
 1994 A GO
  5.00% 10/01/95                           AA     Aa      1,000      1,000,036
------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.85% Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
------------------------------------------------------------------------------
  3.85% Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
------------------------------------------------------------------------------
                                                                   106,587,270
------------------------------------------------------------------------------

UTAH - 3.41%

Bountiful (City of) (Bountiful Gateway
 Park Project); Adjustable Rate
 Refunding Series 1987 IDR
  3.95% 12/01/97(b)(c)                    A-1+    --      3,885      3,885,000
------------------------------------------------------------------------------
Provo (City of) Energy Systems; Series A
 RB
  9.50% 11/01/95(f)(g)(h)                  --     --      1,500      1,551,333
------------------------------------------------------------------------------
Salt Lake (County of) Service Station
 Holdings; Series 1994 B PCR
  4.85% 08/01/07(b)(d)                     --     P-1    12,315     12,315,000
------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Utah - (continued)

State Board of Regents of the State of
 Utah; Variable Rate Demand Series 1988 B
 RB
  4.40% 11/01/00(b)(c)                      A-1+ VMIG-1  $ 1,600 $    1,600,000
-------------------------------------------------------------------------------
State Board of Regents of the State of
 Utah (University Inn Project); Variable
 Rate Demand Series 1985 IDR
  4.25% 12/01/15(b)(c)                       --    P-1     8,935      8,935,000
-------------------------------------------------------------------------------
Utah State Housing Finance Agency; Single
 Family Mortgage Variable Rate Issue 1993
 D RB
  4.45% 07/01/16(b)                          --  VMIG-1    7,800      7,800,000
-------------------------------------------------------------------------------
                                                                     36,086,333
-------------------------------------------------------------------------------

VIRGINIA - 1.79%

Fairfax County Redevelopment and Housing
 Authority (Chase Commons Project);
 Variable Rate Demand Series 1984 A RB
  4.525% 12/01/06(b)(c)                      --  VMIG-1    3,330      3,330,000
-------------------------------------------------------------------------------
Industrial Development Authority of
 Fairfax County (Fairfax Hospital Systems,
 Inc.); Variable Rate Demand Obligation
 Refunding Series 1985 A RB
  4.30% 10/01/16(b)(d)                      A-1+ VMIG-1    2,300      2,300,000
-------------------------------------------------------------------------------
Industrial Development Authority of
 Fairfax County (Inova Services Inc.);
 Variable Rate Demand Obligation Series
 1989 A
  4.30% 01/15/22(b)(d)                      A-1+ VMIG-1    2,100      2,100,000
-------------------------------------------------------------------------------
Peninsula Ports Authority of Virginia
 (Dominion Terminal Associates); Coal
 Terminal Refunding Series 1987 D RB
  4.45% 07/01/16(b)(c)                       --    P-1     1,000      1,000,000
-------------------------------------------------------------------------------
Virginia Housing Development Authority
 (AHC Service Corp.); Variable Rate Demand
 Housing Series 1987 A RB
  4.50% 09/01/17(b)(c)                       --    P-1    10,180     10,180,000
-------------------------------------------------------------------------------
                                                                     18,910,000
-------------------------------------------------------------------------------

WASHINGTON - 0.48%

Industrial Development Corp. of the Port
 of Port Townsend (Port Townsend Paper
 Corp. Project); Variable Rate Refunding
 Series 1988 A RB
  4.35% 03/01/09(b)(c)                       --  VMIG-1    5,100      5,100,000
-------------------------------------------------------------------------------

WEST VIRGINIA - 1.33%

Kanawha County Building Commission
 (Charleston Area Medical Center, Inc.);
 Hospital Refunding Series 1989 B RB
  4.55% 11/01/13(b)(c)                       --  VMIG-1    4,375      4,375,000
-------------------------------------------------------------------------------
Marshall (County of) (Mountaineer Carbon
 Co. Project); Series 1985 PCR
  4.85% 12/01/20(b)(d)                      AA-    A1      2,700      2,700,000
-------------------------------------------------------------------------------


                                       RATING(a)     PAR
                                      S&P  MOODY'S  (000)      VALUE
West Virginia - (continued)

West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic States,
 Inc. Capital Asset Financing
 Program); Variable Rate Demand
 Hospital RB
  4.20% Series 1985 A 12/01/25(b)(c)  A-1    --    $   600 $      600,000
-----------------------------------------------------------------------------
  4.20% Series 1985 D 12/01/25(b)(c)  A-1    --      3,800      3,800,000
-----------------------------------------------------------------------------
  4.20% Series 1985 F 12/01/25(b)(c)  A-1    --      1,300      1,300,000
-----------------------------------------------------------------------------
  4.20% Series 1985 G 12/01/25(b)(c)  A-1    --      1,300      1,300,000
-----------------------------------------------------------------------------
                                                               14,075,000
-----------------------------------------------------------------------------

WISCONSIN - 1.95%

City of Milwaukee Housing Authority
 (Yankee Hill Apartments Project);
 Multi-Family Housing 1986 Issue
 Variable Bonds
  4.35% 12/01/09(b)(c)                A-1+   --      5,500      5,500,000
-----------------------------------------------------------------------------
Wisconsin (State of); General
 Obligation Operating Series 1995
 Notes
  4.50% 06/17/96                      SP-1  MIG-1   15,000     15,085,482
-----------------------------------------------------------------------------
                                                               20,585,482
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.86%                                 1,098,933,910 (i)
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -
  (3.86%)                                                     (40,794,697)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $1,058,139,213
=============================================================================

INVESTMENT ABBREVIATIONS:
 BAN  Bond Anticipation Notes
 GO   General Obligation Bonds
 IDR  Industrial Development Revenue Bonds
 PCR  Pollution Control Revenue Bonds
 RAN  Revenue Anticipation Notes
 RB   Revenue Bonds
 TAN  Tax Anticipation Notes
 TRAN Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on September 30, 1995.
(c) Security is secured by a letter of credit.
(d) Security is secured by bond insurance.
(e) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(f) Security has an outstanding call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(g) Security is secured by an escrow fund.
(h) Unrated security; determined by the directors to be of comparable quality to the rated determination of quality adopted by the Board of Directors and followed by the investment advisor.
(i) Cost for federal income tax purposes is $1,098,923,738.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1995
(Unaudited)


ASSETS:

Investments, at value (amortized cost)                    $1,098,933,910
------------------------------------------------------------------------
Cash                                                             375,662
------------------------------------------------------------------------
Receivables for:
 Investments sold                                                720,723
------------------------------------------------------------------------
 Interest                                                      6,312,136
------------------------------------------------------------------------
 Investment for deferred compensation plan                        11,520
------------------------------------------------------------------------
Other assets                                                      79,571
------------------------------------------------------------------------
    Total assets                                           1,106,433,522
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        44,727,243
------------------------------------------------------------------------
 Dividends                                                     3,254,607
------------------------------------------------------------------------
 Deferred compensation                                            11,520
------------------------------------------------------------------------
Accrued advisory fees                                            148,565
------------------------------------------------------------------------
Accrued directors' fees                                            2,707
------------------------------------------------------------------------
Accrued accounting service fees                                    6,173
------------------------------------------------------------------------
Accrued transfer agent fees                                        3,641
------------------------------------------------------------------------
Accrued distribution fees                                          6,756
------------------------------------------------------------------------
Accrued operating expenses                                       133,097
------------------------------------------------------------------------
    Total liabilities                                         48,294,309
------------------------------------------------------------------------

NET ASSETS                                                $1,058,139,213

========================================================================

NET ASSETS:

 Institutional Shares                                     $1,024,141,187
========================================================================
 Private Investment Class                                 $   33,998,026
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Shares:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                               1,024,450,229
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  34,008,285
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 1995
(Unaudited)

                                                 PRIVATE
                                  INSTITUTIONAL INVESTMENT
                                     SHARES       CLASS       FUND
INVESTMENT INCOME:

Interest income                    $21,456,166   $609,369  $22,065,535
-----------------------------------------------------------------------

EXPENSES:

Advisory fees                        1,217,840     34,470    1,252,310
-----------------------------------------------------------------------
Custodian fees                          44,108      1,554       45,662
-----------------------------------------------------------------------
Transfer agent fees                     17,816      6,382       24,198
-----------------------------------------------------------------------
Registration and filing fees               411     11,489       11,900
-----------------------------------------------------------------------
Accounting service fees                 38,864      1,216       40,080
-----------------------------------------------------------------------
Directors' fees                          6,861        161        7,022
-----------------------------------------------------------------------
Distribution fees                           --     38,288       38,288
-----------------------------------------------------------------------
Other expenses                          90,552      1,308       91,860
-----------------------------------------------------------------------
  Total expenses                     1,416,452     94,868    1,511,320
-----------------------------------------------------------------------
Less expenses assumed by advisor      (320,439)   (25,070)    (345,509)
-----------------------------------------------------------------------
  Net expenses                       1,096,013     69,798    1,165,811
-----------------------------------------------------------------------
Net investment income              $20,360,153   $539,571   20,899,724
-----------------------------------------------------------------------
Net realized gain on sales of investments                       54,576
-----------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments      (26,182)
-----------------------------------------------------------------------
Net increase in net assets resulting from operations       $20,928,118
=======================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1995 and the year ended March 31, 1995 (Unaudited)

                                              SEPTEMBER 30,       MARCH 31,
                                                   1995             1995
OPERATIONS:

 Net investment income                        $   20,899,724  $   33,546,101
-----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                         54,576        (430,985)
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation)
  of investments                                     (26,182)         33,165
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   20,928,118      33,148,281
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                            (20,360,153)    (32,833,365)
-----------------------------------------------------------------------------
 Private Investment Class                           (539,571)       (712,736)
-----------------------------------------------------------------------------
Share transactions - net:
 Institutional Shares                             14,221,594     (30,316,694)
-----------------------------------------------------------------------------
 Private Investment Class                          4,711,987      12,695,756
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets         18,961,975     (18,018,758)
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                           1,039,177,238   1,057,195,996
-----------------------------------------------------------------------------
 End of period                                $1,058,139,213  $1,039,177,238
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in):
  Institutional Shares                        $1,024,450,229  $1,010,228,635
-----------------------------------------------------------------------------
  Private Investment Class                        34,008,285      29,296,298
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  sales of investments                              (329,473)       (384,049)
-----------------------------------------------------------------------------
 Unrealized appreciation of investments               10,172          36,354
-----------------------------------------------------------------------------
                                              $1,058,139,213  $1,039,177,238
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 1995
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class.
 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. Net capital gains cannot be distributed to the extent they can be offset by any capital loss carryovers of the Fund.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $97,086 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Operating expenses directly attributable to a class are charged to that class' operations. Expenses which are applicable to both classes, e.g., advisory fees, are allocated between them.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM will, if necessary, reduce its fees for any fiscal year to the extent required so that the amount of ordinary expenses of each class (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by each class for such fiscal year does not exceed the applicable expense limitations imposed by securities regulations in any state or jurisdiction in which the Company's shares are qualified for sale.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the six months ended September 30, 1995, AIM reduced its fees from the Fund by $329,509. AIM also assumed expenses of $16,000 on the Private Investment Class during the same period.
 The Company has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Shares and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the six months ended September 30, 1995, the Private Investment Class paid $38,288 as compensation under the Plan.
 The Fund, pursuant to the Company's master investment advisory agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1995, the Fund reimbursed AIM $40,080 for such services. Effective July 1, 1995, A I M Institutional Fund Services, Inc. ("AIFS") became the exclusive transfer agent of the Fund and was paid $702 for transfer agency services during the three months ended September 30, 1995. Certain officers and directors of the Company are directors or officers of AIM, AIFS and FMC.
 During the six months ended September 30, 1995, the Fund paid legal fees of $3,287 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1995 and the year ended March 31, 1995 were as follows:

                              SEPTEMBER 30, 1995                 MARCH 31, 1995
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
  Institutional Shares   2,425,529,004  $ 2,425,529,004   5,223,878,446  $ 5,223,878,446
-----------------------------------------------------------------------------------------
  Private Investment
   Class                   122,611,772      122,611,772     147,139,503      147,139,503
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares          47,873           47,873          74,376           74,376
-----------------------------------------------------------------------------------------
  Private Investment
   Class                       478,690          478,690         600,786          600,786
-----------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (2,411,355,283)  (2,411,355,283) (5,254,269,516)  (5,254,269,516)
-----------------------------------------------------------------------------------------
  Private Investment
   Class                  (118,378,475)    (118,378,475)   (135,044,533)    (135,044,533)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                 18,933,581  $    18,933,581     (17,620,938) $   (17,620,938)
=========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of the Institutional Shares outstanding during the six months ended September 30, 1995, each of the years in the six-year period ended March 31, 1995, the eleven months ended March 31, 1989 and each of the years in the two-year period ended April 30, 1988.

                     SEPTEMBER 30,
                         1995
                     -------------
Net asset value,
beginning of
period                     $1.00
----------------      ----------
Income from
investment
operations:
 Net investment
 income                     0.02
----------------      ----------
Less
distributions:
 Dividends from
 net investment
 income                    (0.02)
----------------      ----------
Net asset value,
end of period              $1.00
================      ==========
Total return                3.76%(a)
================      ==========
Ratios/supplemental
data:
Net assets, end
of period (000s
omitted)              $1,024,141
================      ==========
Ratio of
expenses to
average net
assets                      0.20%(b)(c)
================      ==========
Ratio of net
investment
income to
average net
assets                      3.72%(b)(c)
================      ==========

                                                     MARCH 31,                                                       APRIL 30,
                     --------------------------------------------------------------------------------          --------------------
                        1995        1994       1993       1992        1991        1990        1989                1988       1987
                     ----------  ----------  --------  ----------  ----------  ----------  ----------          ----------  --------
Net asset value,
beginning of
period                    $1.00       $1.00     $1.00       $1.00       $1.00       $1.00       $1.00               $1.00     $1.00
-------------------  ----------  ----------  --------  ----------  ----------  ----------  ----------          ----------  --------
Income from
investment
operations:
 Net investment
 income                    0.03        0.02      0.03        0.04        0.06        0.06        0.05               0.04      0.04
-------------------  ----------  ----------  --------  ----------  ----------  ----------  ----------         ----------  --------
Less
distributions:
 Dividends from
 net investment
 income                   (0.03)      (0.02)    (0.03)      (0.04)      (0.06)      (0.06)      (0.05)             (0.04)    (0.04)
-------------------  ----------  ----------  --------  ----------  ----------  ----------  ----------         ----------  --------
Net asset value,
end of period             $1.00       $1.00     $1.00       $1.00       $1.00       $1.00       $1.00              $1.00     $1.00
===================  ==========  ==========  ========  ==========  ==========  ==========  ==========         ==========  ========
Total return               3.06%       2.33%     2.66%       4.09%       5.68%       6.22%       5.67%(a)           4.56%     4.24%
===================  ==========  ==========  ========  ==========  ==========  ==========  ==========         ==========  ========
Ratios/supplemental
data:
Net assets, end
of period (000s
omitted)             $1,009,891  $1,040,595  $994,828  $1,191,209  $1,156,557  $1,114,813  $1,062,479         $1,192,604  $993,392
===================  ==========  ==========  ========  ==========  ==========  ==========  ==========         ==========  ========
Ratio of
expenses to
average net
assets                     0.20%(b)    0.20%(b)  0.20%(b)    0.20%(b)    0.20%(b)    0.20%(b)    0.20%(a)(b)      0.21%(b)  0.21%(d)
===================  ==========  ==========  ========  ==========  ==========  ==========  ===========       ==========  ========
Ratio of net
investment
income to
average net
assets                     3.01%(b)    2.30%(b)  2.66%(b)    4.00%(b)    5.52%(b)    6.03%(b)    5.52%(a)(b)     4.47%(b)  4.14%(d)
===================  ==========  ==========  ========  ==========  ==========  ==========  ==========       ==========    ========

(a)Annualized.
(b)After waiver of advisory fees.
(c) Ratios are annualized and based on average net assets of $1,092,951,640. Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.26% and 3.66%, respectively.
(d)After waiver of advisory fees and distribution fees.

                       This page intentionally left blank

                        DIRECTORS
Charles T. Bauer                          John F. Kroeger
Bruce L. Crockett                        Lewis F. Pennock                TAX-FREE
Owen Daly II                              Ian W. Robinson                INVESTMENTS CO.
Carl Frischling                            Louis S. Sklar                (TFIC)
Robert H. Graham

                        OFFICERS

Charles T. Bauer                                 Chairman
Robert H. Graham                                President
John J. Arthur             Sr. Vice President & Treasurer
Gary T. Crum                           Sr. Vice President
Carol F. Relihan               Vice President & Secretary
Stuart W. Coco                             Vice President
Melville B. Cox                            Vice President                Cash Reserve
Karen Dunn Kelley                          Vice President                Portfolio
J. Abbott Sprague                          Vice President                -------------------------------------------------------
Dana R. Sutton       Vice President & Assistant Treasurer                Institutional Cash                            SEMI-
P. Michelle Grace                     Assistant Secretary                Reserve Shares                                ANNUAL
Nancy L. Martin                       Assistant Secretary                                                              REPORT
Ofelia M. Mayo                        Assistant Secretary
Kathleen J. Pflueger                  Assistant Secretary
Samuel D. Sirko                       Assistant Secretary
Stephen I. Winer                      Assistant Secretary

                  INVESTMENT ADVISOR
                  A I M Advisors, Inc.
            11 Greenway Plaza, Suite 1919
                  Houston, TX 77046
                   (800) 347-1919

                     DISTRIBUTOR
               Fund Management Company
            11 Greenway Plaza, Suite 1919
                 Houston, TX 77046
                  (800) 659-1005

                      CUSTODIAN                                                                         SEPTEMBER 30, 1995
                The Bank of New York
                110 Washington Street
                 New York, NY 10286

                LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll
             1735 Market Street, 51st Floor
              Philadelphia, PA 19103-7599

             LEGAL COUNSEL TO DIRECTORS
  Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                  919 Third Avenue
                New York, N.Y. 10022

                   TRANSFER AGENT
      A I M Institutional Fund Services, Inc.
           11 Greenway Plaza, Suite 1919
                  Houston, TX 77046

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
    to persons who have received a current Fund prospectus.              Fund Management Company